CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Sep. 30, 2024	$ 6	$ 2,860,566	$ 186,225	$ 1,519,737	$ (182,071)	$ 4,384,463
Beginning balance shares at Sep. 30, 2024	550,000
Net loss for the period				(368,815)		(368,815)
Foreign currency translation adjustments					(61,856)	(61,856)
Ending balance, value at Mar. 31, 2025	$ 6	2,860,566	186,225	1,150,922	(243,927)	3,953,792
Ending balance shares at Mar. 31, 2025	550,000
Beginning balance, value at Sep. 30, 2025	$ 7	6,566,686	186,225	(1,768,370)	(224,393)	4,760,155
Beginning balance shares at Sep. 30, 2025	690,000
Issuance of ordinary shares in registered direct offering	$ 1	2,856,242				2,856,243
Issuance of ordinary shares in registered direct offering shares	172,069
Issuance of ordinary shares for consulting services	$ 2	769,998				770,000
Issuance of ordinary shares for consulting services shares	162,765
Net loss for the period				(2,482,889)		(2,482,889)
Foreign currency translation adjustments					(11,339)	(11,339)
Ending balance, value at Mar. 31, 2026	$ 10	$ 10,192,926	$ 186,225	$ (4,251,259)	$ (235,732)	$ 5,892,170
Ending balance shares at Mar. 31, 2026	1,024,834